Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Apr. 20, 2021	Sep. 07, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Consultancy service expenses paid				$ 9.7	$ 2.0
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Recognition of compensation cost			$ 0.6	$ 0.5	$ 0.2
Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued			102,386	117,360	42,242
Maven Topco [Member]
Related Party Transaction [Line Items]
Cumulative catch up payment made towards incentive securities	$ 15.7
Executive [Member]
Related Party Transaction [Line Items]
Increase in loan to related party		$ 4.1
Interest rate			2.50%
Carbon Group Limited [Member]
Related Party Transaction [Line Items]
Consultancy service expenses paid			$ 0.2	$ 0.2	$ 0.3
CFL Ventures [Member]
Related Party Transaction [Line Items]
Revenues			$ 0.7	$ 0.3	$ 0.0